Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of assets measured on a recurring bassis using significant unobservable inputs

The Partnership’s carrying values and approximate fair values of its financial instruments were as follows:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Equipment notes receivable	$4,318,732	$4,396,712	$2,692,900	$2,747,972
Equipment loans receivable	$11,399,479	$11,399,479	$6,550,448	$6,550,448
Collateralized loan receivable	$—	$—	$324,519	$333,487

Liabilities:
Equipment notes payable	$10,380,386	$10,380,386	$8,541,339	$8,541,339
Loans payable	$11,304,675	$10,984,066	$6,825,755	$6,825,755

SQN AIF IV, GP LLC [Member]
Schedule of assets measured on a recurring bassis using significant unobservable inputs

The Fund’s carrying values and approximate fair values of its financial instruments were as follows:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Equipment notes receivable	$4,318,732	$4,396,712	$2,692,900	$2,747,972
Equipment loans receivable	$11,399,479	$11,399,479	$6,550,448	$6,550,448
Collateralized loan receivable	$—	$—	$324,519	$333,487

Liabilities:
Equipment notes payable	$10,380,386	$10,380,386	$8,541,339	$8,541,339
Loans payable	$11,304,675	$10,984,066	$6,825,755	$6,825,755